Commitments and Contingencies - Collaboration Agreements (Q1) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies
Non - Refundable aggregate fees payable		$ 1,000	$ 1,000
Non - Refundable upfront fees payable		500	500
Non - Refundable fees payable		500	500
Divestiture fee due to Catalent		924	924
Amount of loss contingency		$ 0	$ 0
Common stock	150,000
Loss contingency, shares agreed by defendant	33,836	1,692	1,692
Target annual bonus		150.00%	150.00%
Amended and restated agreement
Commitments and Contingencies
Amount payable per product candidate for rare, monogenic disorders		$ 16,500	$ 16,500
Sales milestone payments		55,000	55,000
Gemma License Agreement
Commitments and Contingencies
Amount payable per product candidate for rare, monogenic disorders		16,500	16,500
Amount payable per product candidate upon achievement of specific development milestone		39,000	39,000
Sales milestone payments		$ 55,000	$ 55,000